Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about inventories [Line Items]
Inventories	€ 492	€ 458	€ 476
Increase decrease in inventories exchange rate	13	5
Increase decrease ln inventories consolidation scope changes	0	0
Increase decrease ln inventories other	21	(23)
Goods purchase for resale [Member]
Disclosure of detailed information about inventories [Line Items]
Inventories	26	20	24
Increase decrease in inventories exchange rate	0	0
Increase decrease ln inventories consolidation scope changes	0	0
Increase decrease ln inventories other	6	(4)
Raw materials and other supplies [Member]
Disclosure of detailed information about inventories [Line Items]
Inventories	343	303	322
Increase decrease in inventories exchange rate	10	8
Increase decrease ln inventories consolidation scope changes	0	0
Increase decrease ln inventories other	30	(27)
Bidding and mobilization costs [Member]
Disclosure of detailed information about inventories [Line Items]
Inventories	124	135	€ 129
Increase decrease in inventories exchange rate	3	(2)
Increase decrease ln inventories consolidation scope changes	0	0
Increase decrease ln inventories other	€ (15)	€ 8